Pension Liabilities, Net (Schedule of assumptions used) (Details)	Dec. 31, 2024	Dec. 31, 2023
Liability, Defined Benefit Plan [Abstract]
Discount rate	3.90%	3.10%
Rate of compensation increase	3.75%	3.25%